Financial instruments (Disclosure of remaining contractual maturities of the company's financial liabilities and operating commitments) (Details) - CAD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Overdraft	$ 0	$ 54,227
Accounts payable and accrued liabilities	5,706,049	4,986,099
Loan payables and promissory notes	3,726,817	2,563,145
Convertible debenture derivative	145,122	1,025,803
Total	17,738,987	$ 16,175,698	$ 13,112,699
Liquidity risk [Member]
Disclosure of detailed information about financial instruments [line items]
Accounts payable and accrued liabilities	5,706,049
Loan payables and promissory notes	3,726,817
Joint venture settlement obligation	3,644,648
Convertible debenture	4,516,351
Convertible debenture derivative	145,122
Total	17,738,987
Liquidity risk [Member] | Less than 1 year [Member]
Disclosure of detailed information about financial instruments [line items]
Accounts payable and accrued liabilities	5,706,049
Loan payables and promissory notes	3,726,817
Joint venture settlement obligation	1,883,795
Convertible debenture	4,516,351
Convertible debenture derivative	145,122
Total	15,978,134
Liquidity risk [Member] | Between 1 and 2 years [Member]
Disclosure of detailed information about financial instruments [line items]
Accounts payable and accrued liabilities	0
Loan payables and promissory notes	0
Joint venture settlement obligation	1,397,897
Convertible debenture	0
Convertible debenture derivative	0
Total	1,397,897
Liquidity risk [Member] | Over 2 year [Member]
Disclosure of detailed information about financial instruments [line items]
Accounts payable and accrued liabilities	0
Loan payables and promissory notes	0
Joint venture settlement obligation	362,956
Convertible debenture	0
Convertible debenture derivative	0
Total	$ 362,956